Acquisitions and Divestitures (Detail Textuals) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 04, 2018	Jun. 30, 2019	Sep. 30, 2018	Apr. 24, 2018	Dec. 31, 2018	Oct. 09, 2018
Business Acquisition [Line Items]
Intangible assets acquired	$ 110,000
Net assets assumed	$ 2,485,000
Security purchase agreement with Grapevine
Business Acquisition [Line Items]
Percentage of ownership interest acquired	65.65%	34.35%	65.65%
Cash paid to acquire entity	$ 2,400,000		$ 2,400,000
Number of common stock issued		590,671
Security purchase agreement with Grapevine | Bruno Wu ("Mr.Wu")
Business Acquisition [Line Items]
Percentage of non voting stock by equity holder	34.35%
Security purchase agreement with Grapevine | Influence network
Business Acquisition [Line Items]
Weighted-average useful life					10 years
Security purchase agreement with Grapevine | Customer contracts
Business Acquisition [Line Items]
Weighted-average useful life					3 years
Security purchase agreement with Grapevine | Trade name
Business Acquisition [Line Items]
Weighted-average useful life					15 years
Security purchase agreement with Grapevine | Technology platform
Business Acquisition [Line Items]
Weighted-average useful life					7 years
Shanghai Guang Ming Investment Management ("Guang Ming")
Business Acquisition [Line Items]
Percentage of ownership interest acquired				100.00%
Total purchase price paid				$ 360,000
TPJ Ltd | Joint venture agreement
Business Acquisition [Line Items]
Percentage of ownership interest acquired						75.00%